Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Total expense under employee benefit plans	$ 2.1	$ 1.7	$ 3.1
Company matching contributions	0.3	0.3	0.3
Liability under the defined benefit plans	$ 5.0	$ 4.3